Common Share Purchase Warrants - Schedule of warrant activity (Details) - $ / shares		12 Months Ended
		Jul. 31, 2020		Jul. 31, 2019
Disclosure Of Common Share Purchase Warrants [Abstract]
Number of warrants, Outstanding, beginning of year		29,585,408		26,425,504
Weighted average exercise price, Outstanding, beginning of year		$ 9.95	[1]	$ 4.35
Number of warrants, Expired during period		(15,559,483)		(531)
Weighted average exercise price, Expired during period		$ 12.25	[1]	$ 0
Number of warrants, Assumed and reissued through acquisition	[2]	0		7,196,164
Weighted average exercise price, Assumed and reissued through acquisition	[2]	$ 0	[1]	$ 23.10
Number of warrants, Issued		123,905,556		11,500,000
Weighted average exercise price, Warrants issued during period		$ 1.24	[1]	$ 6.00
Number of warrants, Exercised during period		(4,413,874)		(15,535,729)
Weighted average exercise price, Exercised during period		$ 0.97	[1]	$ 3.61
Number of warrants, Outstanding, end of year		133,517,607		29,585,408
Weighted average exercise price, Outstanding, end of year	[1]	$ 1.90		$ 9.95

[1]	USD denominated warrant's exercise price have been converted to the CAD equivalent as at the period end for presentation purposes.
[2]	Warrants cancelled and reissued on May 24, 2019, via the acquisition of Newstrike.